UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Avesta Capital Advisors LLC
Address: 1221 Ave of Americas, 41st Floor
         New York, NY  10020

13F File Number:  28-10521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Carl M. O'Connell
Title:     Chief Financial Officer
Phone:     212-332-8868

Signature, Place, and Date of Signing:

      /s/ Carl M. O'Connell     New York, NY     January 30, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     62

Form13F Information Table Value Total:     $271,428 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AK STL HLDG CORP               COM              001547108     1020   200000 SH       SOLE                   200000        0        0
ALCAN INC                      COM              013716105     5869   125000 SH       SOLE                   125000        0        0
ALLEGHENY ENERGY INC           COM              017361106     4466   350000 SH       SOLE                   350000        0        0
ANNTAYLOR STORES CORP          COM              036115103     2925    75000 SH       SOLE                    75000        0        0
ARCHER DANIELS MIDLAND CO      COM              039483102     3425   225000 SH       SOLE                   225000        0        0
BED BATH & BEYOND INC          COM              075896100     2168    50000 SH  CALL SOLE                    50000        0        0
BEST BUY INC                   COM              086516101    16194   310000 SH  CALL SOLE                   310000        0        0
CENTURY ALUM CO                COM              156431108     2756   145000 SH       SOLE                   145000        0        0
CHAMPION ENTERPRISES INC       COM              158496109      350    50000 SH       SOLE                    50000        0        0
CIRCUIT CITY STORE INC         COM              172737108     1773   175000 SH       SOLE                   175000        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102    12878   275000 SH       SOLE                   275000        0        0
COACH INC                      COM              189754104      944    25000 SH       SOLE                    25000        0        0
COOPER INDS LTD                CL A             G24182100     5214    90000 SH       SOLE                    90000        0        0
CUMMINS INC                    COM              231021106     5139   105000 SH       SOLE                   105000        0        0
CUMULUS MEDIA INC              CL A             231082108     2750   125000 SH       SOLE                   125000        0        0
DARDEN RESTAURANTS INC         COM              237194105     2104   100000 SH       SOLE                   100000        0        0
DEERE & CO                     COM              244199105     6505   100000 SH       SOLE                   100000        0        0
DISNEY WALT CO                 COM DISNEY       254687106    15165   650000 SH       SOLE                   650000        0        0
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105     6744   260000 SH       SOLE                   260000        0        0
DOVER CORP                     COM              260003108     5168   130000 SH       SOLE                   130000        0        0
EATON CORP                     COM              278058102     2700    25000 SH       SOLE                    25000        0        0
EMERSON ELEC CO                COM              291011104     5180    80000 SH       SOLE                    80000        0        0
FEDERATED DEPT STORES INC DE   COM              31410H101     3535    75000 SH       SOLE                    75000        0        0
FREEPORT-MCMORAN COPPER & GO   CL B             35671D857     6741   160000 SH       SOLE                   160000        0        0
GAP INC DEL                    COM              364760108     2321   100000 SH       SOLE                   100000        0        0
GENERAL ELEC CO                COM              369604103    15490   500000 SH  CALL SOLE                   500000        0        0
GENERAL MTRS CORP              COM              370442105     5340   100000 SH  CALL SOLE                   100000        0        0
GEORGIA GULF CORP              COM PAR $0.01    373200203     2383    82500 SH       SOLE                    82500        0        0
GRAFTECH INTL LTD              COM              384313102    13703  1015000 SH       SOLE                  1015000        0        0
HONEYWELL INTL INC             COM              438516106     2507    75000 SH       SOLE                    75000        0        0
INTERFACE INC                  CL A             458665106      636   115000 SH       SOLE                   115000        0        0
INTERNATIONAL STL GROUP INC    COM              460377104     4869   125000 SH       SOLE                   125000        0        0
INTL PAPER CO                  COM              460146103     6035   140000 SH       SOLE                   140000        0        0
JOY GLOBAL INC                 COM              481165108     5492   210000 SH       SOLE                   210000        0        0
KROGER CO                      COM              501044101     1851   100000 SH       SOLE                   100000        0        0
LAMAR ADVERTISING CO           CL A             512815101     6904   185000 SH       SOLE                   185000        0        0
MANITOWOC INC                  COM              563571108     1560    50000 SH       SOLE                    50000        0        0
MANPOWER INC                   COM              56418H100     3766    80000 SH       SOLE                    80000        0        0
NIKE INC                       CL B             654106103     4108    60000 SH       SOLE                    60000        0        0
O CHARLEYS INC                 COM              670823103     1795   100000 SH       SOLE                   100000        0        0
OLIN CORP                      COM PAR $1       680665205     2004    99900 SH       SOLE                    99900        0        0
PAYCHEX INC                    COM              704326107      930    25000 SH       SOLE                    25000        0        0
PEP BOYS MANNY MOE & JACK      COM              713278109     2401   105000 SH       SOLE                   105000        0        0
PHELPS DODGE CORP              COM              717265102     8370   110000 SH       SOLE                   110000        0        0
POPE & TALBOT INC              COM              732827100     3598   204300 SH       SOLE                   204300        0        0
REGAL ENTMT GROUP              CL A             758766109     2360   115000 SH       SOLE                   115000        0        0
RIO TINTO PLC                  SPONSORED ADR    767204100     3339    30000 SH       SOLE                    30000        0        0
SCHNITZER STL INDS             CL A             806882106      605    10000 SH       SOLE                    10000        0        0
STARWOOD HOTELS&RESORTS WRLD   PAIRED CTF       85590A203     3597   100000 SH       SOLE                   100000        0        0
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109     1153    40000 SH       SOLE                    40000        0        0
TALBOTS INC                    COM              874161102     2924    95000 SH       SOLE                    95000        0        0
TARGET CORP                    COM              87612E106      960    25000 SH       SOLE                    25000        0        0
TEREX CORP NEW                 COM              880779103     2706    95000 SH       SOLE                    95000        0        0
TIFFANY & CO NEW               COM              886547108     2260    50000 SH       SOLE                    50000        0        0
UNITED PARCEL SERVICE INC      CL B             911312106     4100    55000 SH       SOLE                    55000        0        0
VIACOM INC                     CL A             925524100     8876   200000 SH       SOLE                   200000        0        0
WAL MART STORES INC            COM              931142103     2653    50000 SH       SOLE                    50000        0        0
WET SEAL INC                   CL A             961840105     1484   150000 SH       SOLE                   150000        0        0
YAHOO INC                      COM              984332106     3377    75000 SH       SOLE                    75000        0        0
YAHOO INC                      COM              984332106     4503   100000 SH  CALL SOLE                   100000        0        0
YELLOW ROADWAY CORP            COM              985577105     6095   168500 SH       SOLE                   168500        0        0
ZALE CORP NEW                  COM              988858106     2660    50000 SH       SOLE                    50000        0        0